Financial income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Financial income	R$ 861,759	R$ 1,239,753	R$ 1,318,948
Interest on interest earning on investments	417,366	479,968	546,763
Interest received from customers	39,914	29,467	27,916
Swap interest (iii)	244,865	483,785	299,096
Interest on lease	28,428	28,041	28,101
Inflation adjustment(i)	108,823	175,686	213,949
Other derivatives(ii)	19,587	39,173	187,097
Other income	R$ 2,776	R$ 3,633	R$ 16,026